Basic and Diluted Loss Per Share (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Employee Share Purchase Options [Member]
IncomeStatementLineItems [Line Items]
Anti-dilutive securities excluded from computation of diluted loss per share	19,847,431	15,861,131
Non Employee Share Purchase Options [Member]
IncomeStatementLineItems [Line Items]
Anti-dilutive securities excluded from computation of diluted loss per share	35,311,559	54,003,284
Deferred Share Units [Member]
IncomeStatementLineItems [Line Items]
Anti-dilutive securities excluded from computation of diluted loss per share	458,129
Restricted Share Units [Member]
IncomeStatementLineItems [Line Items]
Anti-dilutive securities excluded from computation of diluted loss per share	506,495